Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 33,940	€ 21,630
Lease liabilities	55,897	70,893
Bank overdrafts and short-term borrowings	22,197	23,327
Trade and other payables	82,531	93,648
Losses on derivative financial instruments	19	268
Total financial liabilities	194,584	209,766
Less than 2 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	378	626
Lease liabilities	2,079	2,379
Bank overdrafts and short-term borrowings	22,197	23,327
Trade and other payables	25,084	26,706
Losses on derivative financial instruments	19	268
Total financial liabilities	49,757	53,306
2 to 12 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	7,056	4,459
Lease liabilities	9,709	11,250
Trade and other payables	57,447	66,942
Total financial liabilities	74,212	82,651
1 to 2 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	7,678	2,568
Lease liabilities	10,639	12,513
Total financial liabilities	18,317	15,081
2 to 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	14,128	8,034
Lease liabilities	21,437	26,781
Total financial liabilities	35,565	34,815
More than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	4,700	5,943
Lease liabilities	12,033	17,970
Total financial liabilities	€ 16,733	€ 23,913